TANGIBLE ASSETS (Details 2) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 6,654,006	$ 2,230.0		$ 6,559,515	$ 6,514,048
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,355,172			9,054,173	8,758,542	$ 7,344,992
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,393)			(2,587)	(1,084)	(3,052)
Property, plant and equipment under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,076			2,076	3,360
Property, plant and equipment under operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,682			7,047	10,491	17,111
Property, plant and equipment under operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,606)			(4,883)
Property, plant and equipment under operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0			(88)	$ (67)	$ (326)
Property, plant and equipment under operating leases [member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0			0
Property, plant and equipment under operating leases [member] | Office Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	203			264
Property, plant and equipment under operating leases [member] | Office Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(203)			(264)
Property, plant and equipment under operating leases [member] | Office Equipment [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0			0
Property, plant and equipment under operating leases [member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,879			38
Property, plant and equipment under operating leases [member] | Computer Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,363			1,838
Property, plant and equipment under operating leases [member] | Computer Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,484)			(1,712)
Property, plant and equipment under operating leases [member] | Computer Equipment [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0			(88)
Property, plant and equipment under operating leases [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,793			1,908
Property, plant and equipment under operating leases [member] | Motor vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,627			3,876
Property, plant and equipment under operating leases [member] | Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,834)			(1,968)
Property, plant and equipment under operating leases [member] | Motor vehicles [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0			0
Property, plant and equipment under operating leases [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	404			130
Property, plant and equipment under operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	489			1,069
Property, plant and equipment under operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(85)			(939)
Property, plant and equipment under operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0			$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.